FAIR VALUE (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	As of March 31, 2022 and December 31, 2021, assets and liabilities measured at fair value on a recurring basis were as follows (in thousands):

	March 31, 2022
	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale debt investments:
Municipal securities	15,510	—	15,510	—
Corporate debt securities	10,038	—	10,038	—
Total	$25,548	$—	$25,548	$—

Financial Liabilities:
Private Placement Warrants	$254	$—	$254	$—
Total	$254	$—	$254	$—

	December 31, 2021
	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash equivalents:
U.S. Treasury Bills	$263	$263	$—	$—
Subtotal	$263	$263	$—	$—
Available-for-sale debt investments:
U.S. government securities	27,971	—	27,971	—
Municipal securities	37,223	—	37,223	—
Corporate debt securities	21,584	—	21,584	—
Asset-backed securities	5,881	—	5,881	—
U.S. agency mortgage-backed securities	4,650	—	4,650	—
Subtotal	97,309	—	97,309	—
Total	$97,572	$263	$97,309	$—

Financial liabilities:
Private Placement Warrants	1,526	—	1,526	—
Total	$1,526	$—	$1,526	$—

Fair Value Measurement Inputs and Valuation Techniques
The key assumptions used to determine the fair value of the Private Placement Warrants as of March 31, 2022 and December 31, 2021 using the Black-Scholes model were as follows:

Fair Value Assumptions	March 31, 2022	December 31, 2021
Risk-free interest rate	2.42%	1.11%
Expected term (in years)	3.75	4
Expected volatility	60%	53%
Dividend yield	—	—
Fair value of common stock	$1.49	$3.65